Borrowings (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Balance at the beginning of the year	$ 401,033	$ 598,579
Borrowings	123,728	300,304
Payment of borrowings	(115,435)	(419,762)
Collection / (payment) of short term loans, net	38,626	(5,357)
Interests paid	(61,327)	(49,529)
Accrued interests	37,578	27,779
Cumulative translation adjustment and exchange differences, net	163,804	270,373
Inflation adjustment	(222,041)	(319,950)
Reclassifications and other movements	788	(1,404)
Balance at the end of the year	$ 366,754	$ 401,033